Investments in Associates - Summary of Financial Position (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Assets	R$ 15,991,837,000	R$ 11,959,590,000
Liabilities	(8,917,211,000)	(6,240,818,000)
Non-current
Assets	49,726,037,000	44,401,126,000
Liabilities	(40,560,182,000)	(32,150,542,000)
Total shareholders' equity	16,240,481,000	17,969,356,000	R$ 17,059,413,000
Cosan S.A. [member]
Current
Assets	5,704,933,000	2,076,250,000
Liabilities	(2,437,233,000)	(927,622,000)
Net current assets	3,267,700,000	1,148,628,000
Non-current
Assets	15,107,843,000	16,190,849,000
Liabilities	(7,821,809,000)	(7,410,762,000)
Net non-current assets	7,286,034,000	8,780,087,000
Total shareholders' equity	10,553,734,000	9,928,715,000
Cosan Logistica S.A. [member]
Current
Assets	4,396,000	7,147,000
Liabilities	(4,094,000)	(1,806,000)
Net current assets	302,000	5,341,000
Non-current
Assets	2,376,550,000	2,286,503,000
Net non-current assets	2,376,550,000	2,286,503,000
Total shareholders' equity	2,376,852	2,291,844,000
Companhia de Gas de Sao Paulo - COMGAS [member]
Current
Assets	2,792,056,000	3,223,524,000
Liabilities	(2,807,891,000)	(1,915,211,000)
Net current assets	(15,835,000)	1,308,313,000
Non-current
Assets	9,246,044,000	8,836,357,000
Liabilities	(6,343,690,000)	(4,981,805,000)
Net non-current assets	2,902,354,000	3,854,552,000
Total shareholders' equity	2,886,519,000	5,162,865,000
Rumo S.A. [member]
Current
Assets	1,302,485,000	297,823,000
Liabilities	(1,105,899,000)	(365,275,000)
Net current assets	196,586,000	(67,452,000)
Non-current
Assets	12,271,883,000	10,928,252,000
Liabilities	(4,124,193,000)	(2,832,600,000)
Net non-current assets	8,147,690,000	8,095,652,000
Total shareholders' equity	R$ 8,344,276,000	R$ 8,028,200,000